TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Taxation Charge
Taxation charge

	$ million
	2021	2020	2019
Current tax:
Charge in respect of current period	7,254	3,272	7,597
Adjustments in respect of prior periods	(719)	(56)	(1)
Total	6,535	3,216	7,596
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	2,971	(9,063)	1,377
Relating to changes in tax rates and legislation	10	(16)	(67)
Adjustments in respect of prior periods	(317)	430	147
Total	2,664	(8,649)	1,457
Total taxation charge/(credit)	9,199	(5,433)	9,053

Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rates to Taxation Charge
Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2021	2020	2019
Income/(loss) before taxation	29,829	(26,967)	25,485
Less: share of profit of joint ventures and associates	(4,097)	(1,783)	(3,604)
Income/(loss) before taxation and share of profit of joint ventures and associates	25,732	(28,750)	21,881
Applicable tax charge/(credit) at standard statutory tax rates	10,097	(8,330)	7,214
Adjustments in respect of prior periods	(1,036)	374	146
Tax effects of:
Expenses not deductible for tax purposes	893	1,239	1,493
Incentives for investment and development	(467)	(557)	(757)
Disposals	(328)	(34)	(235)
(Recognition)/derecognition of deferred tax assets	(113)	1,458	846
Income not subject to tax at standard statutory rates	90	6	159
Exchange rate differences	53	339	(34)
Changes in tax rates and legislation	10	(16)	(67)
Other reconciling items	—	88	288
Taxation charge/(credit)	9,199	(5,433)	9,053

Summary of Deferred Tax
2021 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2021	6,567	5,232	12,496	3,774	5,084	33,153
(Charge)/credit to income	63	(163)	(1,669)	(537)	(395)	(2,701)
Currency translation differences	(64)	(75)	(252)	(72)	(46)	(509)
Other comprehensive income	(3)	—	64	(435)	(74)	(448)
Other	(1)	(1)	(121)	14	(24)	(133)
At December 31, 2021	6,562	4,993	10,518	2,744	4,545	29,362
Deferred tax liability
At January 1, 2021		(23,801)		(673)	(2,831)	(27,305)
Credit/(charge) to income		566		319	(848)	37
Currency translation differences		71		114	48	233
Other comprehensive income		(18)		(2,481)	4	(2,495)
Other		38		(15)	24	47
At December 31, 2021		(23,144)		(2,736)	(3,603)	(29,483)
Net deferred tax liability at December 31, 2021						(121)
Deferred tax asset/liability as presented in the balance sheet at December 31, 2021
Deferred tax asset						12,426
Deferred tax liability						(12,547)
2020 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2020	5,380	3,014	11,629	3,660	4,361	28,044
Credit/(charge) to income	1,057	1,975	685	(250)	605	4,072
Currency translation differences	140	163	286	122	58	769
Other comprehensive income	—	—	9	242	(12)	239
Other	(10)	80	(113)	—	72	29
At December 31, 2020	6,567	5,232	12,496	3,774	5,084	33,153
Deferred tax liability
At January 1, 2020		(28,040)		(1,093)	(2,909)	(32,042)
Credit to income		4,355		4	218	4,577
Currency translation differences		(143)		(2)	(39)	(184)
Other comprehensive income		(1)		511	—	510
Other		28		(93)	(101)	(166)
At December 31, 2020		(23,801)		(673)	(2,831)	(27,305)
Net deferred tax asset at December 31, 2020						5,848
Deferred tax asset/liability as presented in the balance sheet at December 31, 2020
Deferred tax asset						16,311
Deferred tax liability						(10,463)